Investments - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Apr. 26, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investments accounted under equity method		¥ 5,057		¥ 16,097
Investment in equity investee		57,189		71,595		$ 8,765
Proportionate share of net income (loss)		(119)	$ (18)	(762)	¥ (141)
Impairment on equity method investments		0		¥ 0	¥ 0
Consideration for disposal of equity investee		12,000	$ 1,839
Jiangsu Zhongfu Duty Free Co., Ltd. ("Zhongfu")
Schedule of Equity Method Investments [Line Items]
Investment in equity investee	¥ 10,921
Disposal of equity investment ( as a percentage)	20.00%						20.00%
Acquisition consideration							¥ 12,000
Consideration for disposal of equity investee	¥ 12,000
Gain (loss) on sale of shares		¥ 1,079